Intangible assets (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	$ 966,724
Additions	50,653
Balance at the end	898,233	$ 966,724
Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	772,473
Balance at the end	745,708	772,473
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	64,155
Balance at the end	54,490	64,155
Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	69,486
Balance at the end	53,510	69,486
Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	47,365
Balance at the end	34,355	47,365
Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	13,245
Balance at the end	10,170	13,245
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,345,371	1,333,547
Additions	50,563
Currency translation	(511)	11,824
Balance at the end	1,395,513	1,345,371
Cost | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,035,070	1,035,070
Additions	50,653
Balance at the end	1,085,723	1,035,070
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	101,775	101,775
Balance at the end	101,775	101,775
Cost | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	104,351	98,294
Currency translation	(239)	6,057
Balance at the end	104,112	104,351
Cost | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	84,106	79,550
Currency translation	(225)	4,556
Balance at the end	83,881	84,106
Cost | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	20,069	18,858
Currency translation	(47)	1,211
Balance at the end	20,022	20,069
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(378,647)	(220,877)
Depreciation	118,633	157,770
Balance at the end	(497,280)	(378,647)
Accumulated depreciation | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(262,597)	(159,089)
Depreciation	77,418	103,508
Balance at the end	(340,015)	(262,597)
Accumulated depreciation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(37,620)	(24,700)
Depreciation	9,665	12,920
Balance at the end	(47,285)	(37,620)
Accumulated depreciation | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(34,865)	(14,439)
Depreciation	15,737	20,426
Balance at the end	(50,602)	(34,865)
Accumulated depreciation | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(36,741)	(19,830)
Depreciation	12,785	16,911
Balance at the end	(49,526)	(36,741)
Accumulated depreciation | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(6,824)	(2,819)
Depreciation	3,028	4,005
Balance at the end	$ (9,852)	$ (6,824)